EQUITY INCENTIVE PLAN (Details)	9 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Equity Incentive Plan Details
Number of options outstanding, beginning | shares	58,499
Number of options, granted | shares	1,161,313
Number of options, exercised | shares	0
Number of options, cancelled | shares	0
Number of options outstanding, ending | shares	1,219,812
Number of options outstanding, exercisable | shares	262,645
Number of options outstanding, vested and expected to vest | shares	1,131,991
Weighted average exercise price outstanding, beginning | $ / shares	$ 1.68
Weighted average exercise price, granted | $ / shares	1.56
Weighted average exercise price, exercised | $ / shares	0.00
Weighted average exercise price, cancelled | $ / shares	0.00
Weighted average exercise price outstanding, ending | $ / shares	1.56
Weighted average exercise price outstanding, exercisable | $ / shares	1.57
Weighted average exercise price outstanding, vested and expected to vest | $ / shares	$ 1.56
Average remaining contractual term outstanding, beginning	9 years 3 months 14 days
Average remaining contractual term, granted	9 years 3 months 18 days
Average remaining contractual term outstanding, ending	9 years 3 months 4 days
Average remaining contractual term, exercisable	8 years 8 months 19 days
Average remaining contractual term, vested and expected to vest	9 years 3 months 4 days
Aggregate intrinsic value outstanding, ending | $	$ 430,190
Aggregate intrinsic value outstanding, exercisable | $	102,397
Aggregate intrinsic value outstanding, vested and expected to vest | $	$ 399,140